Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Weighted average remaining lease term	1 year 10 days	2 years 8 months 1 day	1 year 2 months 15 days
Weighted average discount rate	4.30%	4.30%	4.65%
Amortization expense	$ 907,422
Interest expense	$ 125,855
Lease cost amount		$ 885,559	$ 680,033